Document and Entity Information	Jul. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Independence Realty Trust, Inc.
Entity Central Index Key	0001466085
Document Period End Date	Jul. 29, 2020
Entity Incorporation, State or Country Code	MD
Entity Emerging Growth Company	false
Entity File Number	001-36041
Entity Tax Identification Number	26-4567130
Entity Address, Address Line One	1835 Market Street,
Entity Address, Address Line Two	Suite 2601
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(267)
Local Phone Number	270-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock
Trading Symbol	IRT
Name of each exchange on which registered	NYSE